Indebtedness - Schedule of Short-Term and Long-Term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Indebtedness - Schedule of Short-Term and Long-Term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment (Details) [Line Items]
Short-term deferred financing costs
Long-term deferred financing costs	9,148	14,298
Deferred financing cost	9,148	14,298
Short-term prepayment options
Long-term prepayment options	(6,999)	(10,961)
Prepayment option	(6,999)	(10,961)
Short-term loss on repayment
Long-term loss on repayment	(706)	(1,109)
Loss on repayment	(706)	(1,109)
Deferred financing costs, prepayment options and loss on repayment	$ 1,443	$ 2,228